Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, equipment and software, net
Schedule of property, equipment and software, net

The following is a summary of property, equipment and software, net:

	December 31, 2020	December 31, 2021
	RMB	RMB
Furniture and electronic equipment	6,373	5,307
Vehicles	296	243
Software	1,516	1,559
Leasehold improvement	4,469	5,080
Total property, equipment and software	12,654	12,189
Less: accumulated depreciation and amortization	(6,946)	(8,722)
Property, equipment and software, net	5,708	3,467